Summary of Significant Accounting Policies (Reconciliation of Basic and Diluted Earnings Per Share) (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income	$ (144,337)	$ 283,194	$ 2,846,795	$ 1,722,788	$ (100,911)	$ 110,103	$ 2,698,707	$ 1,554,153	$ 4,708,440	$ 4,262,052	$ 4,296,745
Weighted-average common shares									4,715,478	4,698,727	4,647,439
Effect of dilutive securities:
Options to purchase common stock									804	39	3,510
Diluted average common shares									4,716,282	4,698,766	4,650,949
Earnings Per Share of Common Stock:
Basic (in usd per share)	$ (0.03)	$ 0.06	$ 0.60	$ 0.37	$ (0.02)	$ 0.02	$ 0.57	$ 0.33	$ 1.00	$ 0.91	$ 0.92
Diluted (in usd per share)	$ (0.03)	$ 0.06	$ 0.60	$ 0.37	$ (0.02)	$ 0.02	$ 0.57	$ 0.33	$ 1.00	$ 0.91	$ 0.92